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Holmes Macro Trends Fund
Holmes Macro Trends Fund
1. The Holmes Macro Trends Fund will be renamed the Global Luxury Goods Fund. 2. The primary benchmark index for the Global Luxury Goods Fund shall be the S&P Global Luxury Index.
3. The section entitled “Principal Investment Strategies” will be revised as follows:

The Adviser uses a matrix of “top-down” macro models and “bottom-up” micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world’s largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including “growth at a reasonable price” (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser’s “bottom-up” stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, earnings growth and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations. The fund may invest in companies of any market capitalization.

Under normal market conditions, the Global Luxury Goods Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities of companies producing, processing, distributing, and manufacturing luxury products, services, or equipment. Luxury goods are defined as those products or services that are not essential to livelihood but are highly desired within a culture or society. The securities in which the fund may invest include common stocks, preferred stocks, convertible securities, rights and warrants, exchange-traded funds (“ETFs”) that represent interests in, or related to, luxury goods companies, and depository receipts (American Depository Receipts (ADRs) and Global Depository Receipts (GDRs)). The fund also may purchase call and put options and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The fund may, from time to time, invest a significant amount of its total assets in one or more of the sectors of the S&P Global Luxury Index. Although the Fund will invest primarily in issuers located in the U.S., the fund may also invest a significant portion of its assets in foreign companies, including companies in emerging markets. The fund may invest in companies of any market capitalization.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

4. The section entitled “Principal Risks” will be revised to include the following risk disclosures:

Consumer Discretionary Sector Risk. Companies in the consumer discretionary sector are subject to risks associated with fluctuations in the performance of domestic and international economies, interest rate changes, increased competition and consumer confidence. The performance of such companies may also be affected by factors relating to levels of disposable household income, reduced consumer spending, changing demographics and consumer tastes, among others.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

5. The section entitled “Performance Information” will include the following paragraph:

The fund changed its investment strategy on May 1, 2020. Prior to that date, the fund invested in a diversified portfolio of equity and equity-related securities of companies in the S&P Composite 1500 Index, with a focus on companies achieving high return on invested capital metrics and an emphasis on mid-capitalization companies. Different investment strategies may lead to different performance results. The fund’s performance for periods prior to May 1, 2020 reflects the investment strategy in effect prior to that date.

6. The table entitled “Average Annual Total Returns”, in the section entitled “Performance Information,” will be revised as follows: Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Returns - Holmes Macro Trends Fund		1 Year	5 Years	10 Years
Holmes Macro Trends Fund		13.70%	6.01%	7.85%
After Taxes on Distributions | Holmes Macro Trends Fund		12.96%	2.93%	5.78%
After Taxes on Distributions and Sale of Fund Shares | Holmes Macro Trends Fund		8.41%	3.62%	5.72%
S&P Global Luxury Index(1) (reflects no deduction for fees, expenses or taxes)	[1]	29.33%	8.45%	13.06%
S&P Composite 1500 TR (reflects no deduction for fees, expenses or taxes)		30.90%	11.46%	13.52%
[1]	Effective May 1, 2020, the S&P Global Luxury Index replaced the S&P Composite 1500 Index as the fund's primary benchmark. The Adviser believes that the S&P Global Luxury Index is the best comparative benchmark for the fund because it is comprised of 80 of the largest publicly-traded companies engaged in the production or distribution of luxury goods or the provision of luxury services that meet specific investibility requirements.

After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of fund shares.